SHORT-TERM BANK BORROWINGS (Details 1) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Debt Instrument, Collateral Amount	$ 4,350,275	$ 4,817,614
Buildings, net
Debt Instrument, Collateral Amount	3,611,529	3,987,929
Land use rights, net
Debt Instrument, Collateral Amount	457,391	504,119
Machinery, net
Debt Instrument, Collateral Amount	$ 281,355	$ 325,566